Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,255,087
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,573
Copper World [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[1]
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	122,000
Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	646,000	[2]
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000	[3]
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	127,750
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	170,714
Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
Black Water [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	141,000
Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	175,500
Goose [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	125,000
2022 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,717
2022 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	448
2022 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	750
2022 [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,519
2022 [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	13,000
2023 - 2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	786,817
2023 - 2024 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,817
2023 - 2024 [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	646,000	[2]
2023 - 2024 [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000	[3]
2023 - 2024 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,000
2025 - 2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	308
2025 - 2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	308
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	816,842
Sub-Total [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,573
Sub-Total [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	646,000	[2]
Sub-Total [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000	[3]
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,750
Sub-Total [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,519
Sub-Total [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	13,000
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,438,245
No scheduled due date [member] | Copper World [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[1]
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	122,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
No scheduled due date [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	155,195
No scheduled due date [member] | Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
No scheduled due date [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
No scheduled due date [member] | Black Water [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	141,000
No scheduled due date [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,500
No scheduled due date [member] | Goose [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 125,000

[1]	Copper World Complex (formerly referred to as Rosemont in these financial statements). Figure includes contingent transaction costs of $1 million.
[2]	As more fully explained on the following page, assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) by the end of 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million.
[3]	The Company anticipates construction to begin in this period.